UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------

Check here if Amendment [ ]; Amendment Number: _______
   This Amendment (Check only one.):        [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Hovde Capital Advisors LLC
Address:          1826 Jefferson Place, NW
                  Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard J. Perry, Jr.
Title:            Managing Member
Phone:            (202) 822-8117

Signature, Place, and Date of Signing:

  /s/ Richard J. Perry, Jr.        Washington, D.C.            May 15, 2008
  -------------------------        ----------------            ------------
        [Signature]                 [City, State]                 [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     82

Form 13F Information Table Value Total:     $449,506 (thousands)



List of Other Included Managers:            None



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                           FORM 13F INFORMATION TABLE


                  COLUMN 1         COLUMN 2   COLUMN 3   COLUMN 4            COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
                  --------         --------   --------   --------    ---------------------   --------   --------  ----------------
                    NAME           TITLE OF   CUSIP       VALUE      SHRS OR PRNSH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
                                    CLASS               (x$1,000)        AMT    PRN CALL   DISCRETION  MANAGERS SOLE SHARED   NONE
CORTEZ COMMUNITY BANK              COMMON    220564108         600    60,000  SH             SOLE        NONE        60,000        -
ABINGTON BANCORP INC PENN          COMMON    00350L109       6,590   551,404  SH             SOLE        NONE       449,014  102,390
ARBOR REALTY TRUST INC             COMMON    038923108         317    21,011  SH             SOLE        NONE        17,699    3,312
ALLIANCE BANK & TRUST COMPANY      COMMON    018917104         586    73,300  SH             SOLE        NONE        73,300        -
AMERICAN INTERNATIONAL GROUP       COMMON    026874107      13,550   313,300  SH             SOLE        NONE       254,650   58,650
AMCORE FINANCIAL INC               COMMON    023912108       3,486   171,323  SH             SOLE        NONE       135,000   36,323
ANWORTH MORTGAGE ASSET CORP        COMMON    037347101       1,511   246,430  SH             SOLE        NONE       201,030   45,400
ATLANTIC BANCGROUP INC             COMMON    048221105         873    55,234  SH             SOLE        NONE        45,788    9,446
BANCORP RHODE ISLAND INC           COMMON    059690107       7,540   208,284  SH             SOLE        NONE       163,088   45,196
FIRST BUSEY CORP                   COMMON    319383105         301    14,243  SH             SOLE        NONE        11,630    2,613
CASCADE BANCORP-ORE                COMMON    147154108         203    21,241  SH             SOLE        NONE        17,435    3,806
CALIFORNIA COASTAL COMMUNITIES     COMMON    129915203       2,015   416,338  SH             SOLE        NONE       338,967   77,371
CATERPILLAR INC                    COMMON    149123101      16,544   211,323  SH             SOLE        NONE       172,393   38,930
CATHAY GENERAL BANCORP             COMMON    149150104       1,541    74,353  SH             SOLE        NONE        61,088   13,265
COMMUNITY BANCORP                  COMMON    20343T100         583    43,003  SH             SOLE        NONE        35,266    7,737
CAPITAL CITY BANK GROUP INC        COMMON    139674105         632    21,779  SH             SOLE        NONE        17,917    3,862
CENTRAL FLA ST BK BELLEVIEW        COMMON    153479100         382    28,550  SH             SOLE        NONE        28,550        -
COLONIAL BANCGROUP INC             COMMON    195493309       3,394   352,440  SH             SOLE        NONE       286,280   66,160
CONSECO INC                        COMMON    208464883       9,338   915,455  SH             SOLE        NONE       746,919  168,536
CAPITALSOURCE INC                  COMMON    14055X102       3,748   387,553  SH             SOLE        NONE       314,750   72,803
CAPITAL TRUST INC MD               COMMON    14052H506         281    10,411  SH             SOLE        NONE         8,993    1,418
CENTEX CORP                        COMMON    152312104      12,382   511,440  SH             SOLE        NONE       417,280   94,160
COMMUNITY WEST BANCSHARES          COMMON    204157101       1,610   178,965  SH             SOLE        NONE       140,025   38,940
DOWNEY FINANCIAL CORP              COMMON    261018105       1,051    57,173  SH             SOLE        NONE        46,580   10,593
ENTERPRISE BANCORP INC MASS        COMMON    293668109       2,789   214,576  SH             SOLE        NONE       177,076   37,500
EAGLE BANCORP INC MD               COMMON    268948106         115     8,776  SH             SOLE        NONE         8,776        -
EVERGREENBANCORP INC               COMMON    300349107         681    53,380  SH             SOLE        NONE        53,180      200
EAST WEST BANCORP INC              COMMON    27579R104       3,501   197,221  SH             SOLE        NONE       160,144   37,077
FLAGSTAR BANCORP INC               COMMON    337930101         607    84,100  SH             SOLE        NONE        68,590   15,510
FRANKLIN BANK CORP                 COMMON    352451108       2,071   683,471  SH             SOLE        NONE       556,789  126,682
FIRST CALIFORNIA FINANCIAL         COMMON    319395109       5,200   611,782  SH             SOLE        NONE       462,651  149,131
FIRSTFED FINANCIAL CORP DEL        COMMON    337907109       3,444   126,847  SH             SOLE        NONE       103,527   23,320
FORTRESS INVT GROUP LLC            COMMON    34958B106       1,697   138,213  SH             SOLE        NONE       113,615   24,598
FINANCIAL INSTITUTIONS INC         COMMON    317585404         297    15,688  SH             SOLE        NONE        12,308    3,380
FIRST LONG ISLAND CORP             COMMON    320734106       8,853   458,941  SH             SOLE        NONE       359,341   99,600
FIRST MERCHANTS CORP               COMMON    320817109       4,591   160,845  SH             SOLE        NONE       131,531   29,314
FOX CHASE BANCORP INC              COMMON    35137P106       5,065   446,258  SH             SOLE        NONE       362,852   83,406
GLACIER BANCORP INC-NEW            COMMON    37637Q105       1,427    74,450  SH             SOLE        NONE        60,650   13,800
MARKET VECTORS ETF TRUST           COMMON    57060U100         798    16,730  SH             SOLE        NONE         2,830   13,900
GLADSTONE CAPITAL CORP             COMMON    376535100       6,355   339,655  SH             SOLE        NONE       275,665   63,990
STREETTRACKS GOLD TRUST            COMMON    863307104       1,734    19,180  SH             SOLE        NONE         3,280   15,900
HARTFORD FINANCIAL SERVICES        COMMON    416515104      29,027   383,095  SH             SOLE        NONE       312,364   70,731
INDYMAC BANCORP INC                COMMON    456607100       1,214   244,659  SH             SOLE        NONE       174,050   70,609
JACKSONVILLE BANCORP INC FLA       COMMON    469249106         603    29,928  SH             SOLE        NONE        29,928        -
JMP GROUP INC                      COMMON    46629U107       2,389   341,270  SH             SOLE        NONE       277,760   63,510
K-FED BANCORP                      COMMON    48246S101       7,710   675,696  SH             SOLE        NONE       536,273  139,423
LINCOLN NATIONAL CORP-IND          COMMON    534187109      24,437   470,636  SH             SOLE        NONE       384,157   86,479
LOUISIANA PACIFIC CORP             COMMON    546347105      16,604 1,808,743  SH             SOLE        NONE     1,475,553  333,190
MBIA INC                           COMMON    55262C100       2,581   211,226  SH             SOLE        NONE       172,224   39,002
METLIFE INC                        COMMON    59156R108      20,514   340,429  SH             SOLE        NONE       276,852   63,577
MFA MORTGAGE INVESTMENTS INC       COMMON    55272X102       4,254   675,280  SH             SOLE        NONE       551,120  124,160
MARSHALL & ILSLEY CORPORATION      COMMON    571837103      15,573   671,252  SH             SOLE        NONE       545,882  125,370
MGIC INVESTMENT CORP-WISC          COMMON    552848103         500    47,497  SH             SOLE        NONE        38,980    8,517
METAVANTE TECHNOLOGIES INC         COMMON    591407101       1,219    60,963  SH             SOLE        NONE        49,678   11,285
NATIONAL ATLANTIC HOLDINGS         COMMON    63253Y107       9,612 1,618,143  SH             SOLE        NONE     1,618,143        -
NATIONAL CITY CORP                 COMMON    635405103       9,875   992,500  SH             SOLE        NONE       810,910  181,590
NATIONWIDE HEALTH PROPERTIES       COMMON    638620104      15,937   472,207  SH             SOLE        NONE       385,217   86,990
ANNALY CAPITAL MANAGEMENT INC      COMMON    035710409      10,473   683,637  SH             SOLE        NONE       558,557  125,080
NORTHRIM BANCORP INC               COMMON    666762109       6,773   372,567  SH             SOLE        NONE       300,702   71,865
INSIGHT ENTERPRISES INC            COMMON    45765U103      11,755   671,722  SH             SOLE        NONE       547,457  124,265
NEW YORK COMMUNITY BANCORP INC     COMMON    649445103       4,486   246,204  SH             SOLE        NONE       201,377   44,827
REALTY INCOME CORP                 COMMON    756109104       6,833   266,710  SH             SOLE        NONE       217,300   49,410
OCEAN SHORE HOLDING CO             COMMON    67501P107       7,622   777,721  SH             SOLE        NONE       616,222  161,499
PEOPLES FINANCIAL CORP-MISS        COMMON    71103B102       5,571   257,904  SH             SOLE        NONE       210,579   47,325
EPLUS INC                          COMMON    294268107       7,706   837,586  SH             SOLE        NONE       721,046  116,540
PINNACLE FINL PARTNERS INC         COMMON    72346Q104       1,480    57,813  SH             SOLE        NONE        47,090   10,723
PENNANTPARK INVESTMENT CORP        COMMON    708062104       1,438   169,019  SH             SOLE        NONE       138,446   30,573
PROSPERITY BANCSHARES INC          COMMON    743606105       4,253   148,402  SH             SOLE        NONE       122,166   26,236
RAIT FINANCIAL TRUST               COMMON    749227104         358    51,579  SH             SOLE        NONE        41,945    9,634
RESOURCE CAPITAL CORP              COMMON    76120W302         689    91,046  SH             SOLE        NONE        74,853   16,193
RYLAND GROUP INC                   COMMON    783764103      12,421   377,666  SH             SOLE        NONE       307,491   70,175
SAFETY INSURANCE GROUP INC         COMMON    78648T100      10,731   314,422  SH             SOLE        NONE       256,250   58,172
STERLING BANCSHARES INC            COMMON    858907108       1,995   200,660  SH             SOLE        NONE       163,825   36,835
SECURITY BANK CORP                 COMMON    814047106         257    32,323  SH             SOLE        NONE        25,253    7,070
SERVICE BANCORP INC                COMMON    81756X103       1,634    99,029  SH             SOLE        NONE        75,302   23,727
SENIOR HSG PPTYS TR                COMMON    81721M109      23,314   983,732  SH             SOLE        NONE       802,264  181,468
SYNOVUS FINANCIAL CORP             COMMON    87161C105       6,259   565,930  SH             SOLE        NONE       445,360  120,570
SUPERIOR BANCORP                   COMMON    86806M106         801   161,248  SH             SOLE        NONE       131,671   29,577
VINEYARD NATIONAL BANCORP          COMMON    927426106       1,866   229,815  SH             SOLE        NONE       185,742   44,073
WASHINGTON BANKING COMPANY         COMMON    937303105         613    38,743  SH             SOLE        NONE        31,608    7,135
GREAT WOLF RESORTS INC             COMMON    391523107      10,483 1,643,163  SH             SOLE        NONE     1,270,659  372,504
WESTERN UNION CO                   COMMON    959802109       9,363   440,208  SH             SOLE        NONE       358,788   81,420

TOTAL                                                      449,506
